Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	$ 0		$ 0
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	5,404,721		4,081,355
Forwards	728,738		1,275,053
Total Assets	39,681,731		49,042,093
Liabilities [Abstract]
Futures	1,139,524		2,249,281
Forwards	320,514		665,520
Total Liabilities	1,460,038		2,914,801
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(3,447,831)		(3,483,151)
Net fair value	34,773,862	[1]	42,644,141	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	5,404,721		4,081,355
Forwards	0		0
Total Assets	5,404,721		4,081,355
Liabilities [Abstract]
Futures	1,139,524		2,249,281
Forwards	0		0
Total Liabilities	1,139,524		2,249,281
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	4,265,197	[1]	1,832,074	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	728,738		1,275,053
Total Assets	34,277,010		44,960,738
Liabilities [Abstract]
Futures	0		0
Forwards	320,514		665,520
Total Liabilities	320,514		665,520
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	33,956,496	[1]	44,295,218	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1]		[1]
Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	33,548,272		43,685,685
Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Investment	0		0
Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	33,548,272		43,685,685
Blackwater Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Forwards			105,849
Total Assets	18,589,455		17,136,283
Liabilities [Abstract]
Forwards			64,477
Total Liabilities			64,477
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)			1,833
Net fair value			17,073,639	[2]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Forwards			0
Total Assets	0		0
Liabilities [Abstract]
Forwards			0
Total Liabilities			0
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value			0	[2]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Forwards			105,849
Total Assets	18,589,455		17,136,283
Liabilities [Abstract]
Forwards			64,477
Total Liabilities			64,477
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value			17,071,806	[2]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Forwards
Total Assets
Liabilities [Abstract]
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value				[2]
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	7,290,317		10,109,603
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]

Assets [Abstract]
Investment	7,290,317		10,109,603
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | KR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]

Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	11,299,138		6,920,831
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]

Assets [Abstract]
Investment	11,299,138		6,920,831
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] | Cambridge Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]

Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	511,577		270,741
Forwards			70,236
Total Assets	511,577		340,977
Liabilities [Abstract]
Futures	200,698		195,393
Forwards			40,258
Options Written	31,915		22,859
Total Liabilities	232,613		258,510
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	889,621		876,453
Net fair value	1,168,585	[3]	958,920	[3]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Futures	511,577		270,741
Forwards			0
Total Assets	511,577		270,741
Liabilities [Abstract]
Futures	200,698		195,393
Forwards			0
Options Written	31,915		22,859
Total Liabilities	232,613		218,252
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	278,964	[3]	52,489	[3]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards			70,236
Total Assets	0		70,236
Liabilities [Abstract]
Futures	0		0
Forwards			40,258
Options Written	0		0
Total Liabilities	0		40,258
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	0	[3]	29,978	[3]
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Options Written
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[3]		[3]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	9,894,085		7,876,474
Forwards	528,063		619,732
Total Assets	10,422,148		8,496,206
Liabilities [Abstract]
Futures	3,011,012		4,169,335
Forwards	69,127		571,652
Total Liabilities	3,080,139		4,740,987
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(689,577)		(1,203,865)
Net fair value	6,652,432	[4]	2,551,354	[4]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	9,894,085		7,876,474
Forwards	0		0
Total Assets	9,894,085		7,876,474
Liabilities [Abstract]
Futures	3,011,012		4,169,335
Forwards	0		0
Total Liabilities	3,011,012		4,169,335
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	6,883,073	[4]	3,707,139	[4]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	528,063		619,732
Total Assets	528,063		619,732
Liabilities [Abstract]
Futures	0		0
Forwards	69,127		571,652
Total Liabilities	69,127		571,652
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	458,936	[4]	48,080	[4]
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures
Forwards
Total Assets
Liabilities [Abstract]
Futures
Forwards
Total Liabilities
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[4]		[4]
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Transfers of assets or liabilities between Level 1 and Level 2	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Total Assets	54,495,503		76,209,473
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Total Assets	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Total Assets	54,495,503		76,209,473
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Total Assets
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	46,985,018		63,045,391
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	46,985,018		63,045,391
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	3,327,454		5,021,111
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	3,327,454		5,021,111
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Investment	4,183,031		8,142,971
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]

Assets [Abstract]
Investment	0		0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Investment	4,183,031		8,142,971
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Investment

[1]	This amount comprises of the “Total net unrealized gain on open contracts” and “Investment in Blackwater Master Fund” on the Statements of Financial Condition.
[2]	This amount comprises of the “Net unrealized gain on open contracts” and “Investment in Cambridge Master Fund and KR Master Fund” on the Statements of Financial Condition.
[3]	This amount comprises of the “Total net unrealized gain on open contracts” and “Options written” on the Statements of Financial Condition.
[4]	This amount comprises of the “Total net unrealized gain on open contracts” on the Statements of Financial Condition.